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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Loch Capital Management LLC
                 ------------------------------------
   Address:      30 Federal Street, Boston, MA  02110
                 ------------------------------------

Form 13F File Number: 28-11100
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Matthews
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-289-7604
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ David Matthews           Boston, MA       August 11, 2009
   --------------------------    -----------------   ---------------
           [Signature]             [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 43
                                        --------------------

Form 13F Information Table Value Total: 304,109
                                        --------------------
                                            (thousands)

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                           FORM 13F INFORMATION TABLE

     COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4              COLUMN 5          COLUMN 6 COLUMN 7        COLUMN 8

                                                               Shares/ Prn                 Invstmt  Other       Voting Authority
NAME OF ISSUER          TITLE OF CLASS CUSIP     Value (x1000) amt         Sh/Prn Put/Call Discretn Mangers  Sole       Shared None
Airvana Inc.            Common Stock   00950V101      241.81      38,200.  Sh              Sole                 38,200.      0   0
American Tower Corp.    Common Stock   029912201    2,219.71      70,400.  Sh              Sole                 70,400.      0   0
Amkore Technology, Inc. Common Stock   031652100      152.93      32,400.  Sh              Sole                 32,400.      0   0
Asml Holding N.V.       ADRS           N07059186    4,524.85     209,000.  Sh              Sole                209,000.      0   0
Atmel Corp.             Common Stock   049513104      122.72      32,900.  Sh              Sole                 32,900.      0   0
Atmi, Inc.              Common Stock   00207R101      166.17      10,700.  Sh              Sole                 10,700.      0   0
Blue Coat Systems Inc.  Common Stock   09534T508    3,117.79     188,500.  Sh              Sole                188,500.      0   0
Brocade Communications
 Systems Inc.           Common Stock   111621306    1,211.28     154,500.  Sh              Sole                154,500.      0   0
Cablevision Systems
 Corporation            Common Stock   12686C109    7,892.11     406,600.  Sh              Sole                406,600.      0   0
Centurytel Inc.         Common Stock   156700106    1,396.85      45,500.  Sh              Sole                 45,500.      0   0
Citrix Systems Inc.     Common Stock   177376100    6,773.44     212,400.  Sh              Sole                212,400.      0   0
Clearwire Corporation   Common Stock   18538Q105      121.66      22,000.  Sh              Sole                 22,000.      0   0
Commvault Systems, Inc. Common Stock   204166102    2,991.18     180,300.  Sh              Sole                180,300.      0   0
Corning Inc.            Common Stock   219350105    2,272.49     141,500.  Sh              Sole                141,500.      0   0
Data Domain Inc.        Common Stock   23767P109   13,108.33     392,700.  Sh              Sole                392,700.      0   0
Dish Network Corp.      Common Stock   25470M109    5,686.47     350,800.  Sh              Sole                350,800.      0   0
Ebay Inc.               Common Stock   278642103    6,610.47     385,900.  Sh              Sole                385,900.      0   0
First Solar, Inc.       Common Stock   336433107    1,622.00      10,000.  Sh              Sole                 10,000.      0   0
Google Inc.             Common Stock   38259P508   11,172.14      26,500.  Sh              Sole                 26,500.      0   0
Intel Corporation       Common Stock   458140100    4,536.36     274,100.  Sh              Sole                274,100.      0   0
Isilon Systems, Inc.    Common Stock   46432L104      134.41      31,700.  Sh              Sole                 31,700.      0   0
Kla-Tencor Corp.        Common Stock   482480100    9,522.96     377,147.  Sh              Sole                377,147.      0   0
Leap Wireless
 International, Inc.    Common Stock   521863308    7,738.55     235,000.  Sh              Sole                235,000.      0   0
Mattson Technology Inc  Common Stock   577223100      120.60     102,200.  Sh              Sole                102,200.      0   0
Micrel, Inc.            Common Stock   594793101      221.06      30,200.  Sh              Sole                 30,200.      0   0
Microchip Technology
 Inc.                   Common Stock   595017104   21,088.76     935,200.  Sh              Sole                935,200.      0   0
Microsoft Corp          Common Stock   594918104   73,917.57   3,109,700.  Sh              Sole              3,109,700.      0   0
Novell, Inc.            Common Stock   670006105      184.37      40,700.  Sh              Sole                 40,700.      0   0
Nuance Communications,
 Inc.                   Common Stock   67020Y100    1,341.89     110,900.  Sh              Sole                110,900.      0   0
Nvidia Corp.            Common Stock   67066G104   17,425.73   1,543,466.  Sh              Sole              1,543,466.      0   0
on Semiconductor
 Corporation            Common Stock   682189105      205.80      30,000.  Sh              Sole                 30,000.      0   0
Openwave Systems Inc.   Common Stock   683718308      258.58     115,437.  Sh              Sole                115,437.      0   0
Powershares Qqq         ETFS/INDICES   73935A104    8,979.38     245,800.  Sh              Sole                245,800.      0   0
Teradyne, Inc.          Common Stock   880770102    3,467.99     505,538.  Sh              Sole                505,538.      0   0
The Directv Group Inc.  Common Stock   25459L106   29,165.21   1,180,300.  Sh              Sole              1,180,300.      0   0
Time Warner Inc.        Common Stock   887317303    4,478.78     177,800.  Sh              Sole                177,800.      0   0
Veeco Instruments Inc   Common Stock   922417100      203.98      17,600.  Sh              Sole                 17,600.      0   0
Verisign, Inc.          Common Stock   92343E102    2,277.96     123,000.  Sh              Sole                123,000.      0   0
Virage Logic
 Corporation            Common Stock   92763R104      876.96     194,880.  Sh              Sole                194,880.      0   0
Volterra Semiconductor
 Corp.                  Common Stock   928708106      153.74      11,700.  Sh              Sole                 11,700.      0   0
Xilinx, Inc.            Common Stock   983919101   11,334.84     554,000.  Sh              Sole                554,000.      0   0
Xyratex Ltd.            Common Stock   G98268108       66.00      13,200.  Sh              Sole                 13,200.      0   0
Yahoo! Inc.             Common Stock   984332106   35,003.23   2,235,200.  Sh              Sole              2,235,200.      0   0